Vanguard Short Duration Tax-Exempt Bond ETF Average Annual Total Returns - ETF Prospectus [Member]		12 Months Ended	13 Months Ended	23 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Broad AMT-Free Municipal Bond 0-7 Year Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.34%	3.82%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	3.28%	3.33%	0.80%	2.34%
ETF Shares
Prospectus [Line Items]
Performance Inception Date	Nov. 19, 2024
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.39%	4.88%
ETF Shares | Based on NAV Return After Taxes on Distributions[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.39%	4.88%
ETF Shares | Based on NAV Return After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.49%	4.46%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.39%	4.91%